Commitments and contingencies	12 Months Ended
Dec. 31, 2017
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies
21. Commitments and contingencies:

(a)     Contractual commitments

The Company has obligations under operating lease arrangements that require the following minimum annual payments during the respective fiscal years:

2018	$7,165
2019	4,518
2020	3,129
2021	1,319
2022	1,129
Thereafter	555
$17,815

For the year ended December 31, 2017, the Company incurred operating lease expense of $4,782 (year ended December 31, 2016 - $5,675; year ended December 31, 2015 - $3,763).

The Company is a party to a variety of agreements in the ordinary course of business under which it is obligated to indemnify a third party with respect to certain matters. Typically, these obligations arise as a result of contracts for sale of the Company’s product to customers where the Company provides indemnification against losses arising from matters such as product liabilities. The potential impact on the Company’s financial results is not subject to reasonable estimation because considerable uncertainty exists as to whether claims will be made and the final outcome of potential claims. To date, the Company has not incurred significant costs related to these types of indemnifications.

(b)     Contingencies

On June 15, 2017, the Enforcement Division of the SEC issued a subpoena to Westport Fuel Systems for information concerning its Weichai Westport Inc. joint venture and compliance with the U.S. Foreign Corrupt Practices Act ("FCPA") in connection with the Westport Fuel Systems operations in China.  The SEC Enforcement Division issued a follow up subpoena on February 14, 2018. Westport Fuel Systems is cooperating with these requests and cannot predict the duration, scope or outcome of the SEC’s investigation.  The investigation being conducted by the SEC has required and will continue to require significant resources.

The Company is engaged in certain legal actions in the ordinary course of business and believes that the ultimate outcome of these actions will not have a material adverse effect on our operating results, liquidity or financial position.

(c)     Purchase commitments

The Company purchases components from a variety of suppliers and contract manufacturers. During the normal course of business, in order to manage manufacturing lead times and help ensure adequate component supply, the Company enters into agreements with suppliers and contract manufacturers. A portion of our reported estimated purchase commitments arising from these agreements are firm, noncancelable, and unconditional commitments. The Company may be subject to penalties, and may lose important suppliers, if it is unable to meet its purchase commitments.